John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

June 29, 2017

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, D.C. 2054

RE:	WP Trust (the “Trust”) (File Nos. 333-206306 and 811-23086)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of the Trust that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on June 28, 2017 (Accession No. 0001398344-17-008063) for the IPS Strategic Capital Absolute Return Fund, a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards, /s/ John H. Lively On behalf of The Law Offices of John H. Lively & Associates, Inc.